Cash and cash equivalents:	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents:
Cash and cash equivalents:

Note 5 - Cash and cash equivalents:

	December 31,
	2020		2021

Cash and cash held at banks	Ps.	3,514,293	Ps.	$6,589,294
Short term investments		1,678,335		2,180,768
Total cash and cash equivalents	Ps.	5,192,628	Ps.	8,770,062

5.1) Restricted cash and cash equivalents

As of December 31, 2020 and 2021, cash and cash equivalents include the amounts collected as of December 31, 2020 and 2021 by Aerostar for the concept of “Passenger Facility Charge” (PFC) which are restricted to be used to fund investment projects in airport infrastructure previously authorized by the FAA of Ps.5,055 and Ps.123,081, respectively.  (See Notes 15.e and 17.6.)